Taxation - Schedule of composition of income tax expense/(benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Current income tax expenses	¥ 55,738		¥ 81,797	¥ 122,451
Withholding income tax expenses	17,836		22,284	18,189
Deferred tax benefits	(110,118)	$ (15,086)	(25,376)	(36,495)
Total	¥ (36,544)	$ (5,007)	¥ 78,705	¥ 104,145